Expenses by Nature (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Expenses by Nature
Employee benefit expense and other staff costs	$ 24,187	$ 21,148	$ 10,936
Capitalised within intangible assets	(1,956)	(4,920)	(3,478)
Legal and professional	12,415	6,355	4,733
Foreign exchange	(8,764)	13,535	623
Property costs	2,289	754	187
Share based compensation	14,118	21,742	165
Depreciation	901	369	53
Depreciation of right of use asset	1,642	923	0
Amortisation of intangible assets	91	0	0
Other expenses	10,278	11,071	1,340
Total administrative expenses	$ 55,201	$ 70,977	$ 14,559